Note 6 - Short-term investments	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Other Assets Disclosure [Text Block]

6. Short-term investments:

As of June 30, 2025, the Company holds one zero-coupon U.S. treasury bill with a face value of $18,991 at a cost of $18,591. As of December 31, 2024, the Company held one zero-coupon U.S. treasury bill with a face value of $18,591 at a cost of $18,389.